Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2040 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2040 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(8.07%)
Annual Return 2019	26.99%
Annual Return 2020	17.70%
Annual Return 2021	16.25%
Annual Return 2022	(18.10%)